PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 25, 2021	Dec. 26, 2020	Jun. 26, 2021	Jun. 27, 2020
Loss from Continuing Operations Before Provision for Income Taxes	$ (23,004,000)	$ (39,912,000)	$ (57,474,000)	$ (54,226,000)
Total Current	$ 8,138,000	$ (22,560,000)	$ (11,555,000)	$ (34,843,000)
Effective Tax Rate	35.00%	(57.00%)	(20.00%)	(64.00%)
Medmen Enterprises Inc. [Member]
Total Current					$ (23,404,362)	$ (24,147,489)
Effective Tax Rate					2.05%	7.09%
Current:
Federal					$ (20,173,107)	$ (21,675,826)
State					(3,231,255)	(2,471,663)
Deferred:
Federal					15,762,423	52,822,427
State					4,241,991	12,153,888
Total Deferred					20,004,414	64,976,315
Total Provision for Income Taxes					$ (3,399,948)	$ 40,828,826